                     SUPPLEMENT DATED OCTOBER 31, 2014 TO

                      PROSPECTUS DATED APRIL 30, 2010 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated September 30, 2014, the Fidelity(R) Variable Insurance Products Fund (the "Fund") announced that the Board of Trustees (the "Board") of the Fund approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the VIP Growth Stock Portfolio would be reorganized with and into the VIP Growth Opportunities Portfolio. Both of the Portfolios are currently available as investment options under your variable annuity contract.

The Agreement provides for the transfer of all of the assets of VIP Growth Stock Portfolio in exchange for corresponding shares of VIP Growth Opportunities Portfolio equal in value to the net assets of VIP Growth Stock Portfolio and the assumption by VIP Growth Opportunities Portfolio of all of the liabilities of VIP Growth Stock Portfolio. After the exchange, VIP Growth Stock Portfolio will distribute the VIP Growth Opportunities Portfolio shares to its shareholders pro rata, in liquidation of VIP Growth Stock Portfolio. As a result, shareholders of VIP Growth Stock Portfolio will become shareholders of VIP Growth Opportunities Portfolio (these transactions are collectively referred to as the "Reorganization").

A Special Meeting (the "Meeting") of the Shareholders of VIP Growth Stock Portfolio is expected to be held during the first quarter of 2015 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of VIP Growth Stock Portfolio in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about April 24, 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

On the date of the Reorganization, assets held by the Separate Account that are invested in the VIP Growth Stock Portfolio -- Service Class 2 will be transferred to the VIP Growth Opportunities Portfolio -- Service Class 2. Contract owners that have Contract Value allocated to the Subaccount investing in the VIP Growth Stock Portfolio -- Service Class 2 on the date of the Reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the VIP Growth Opportunities Portfolio -- Service Class 2.

You may make transfers from the VIP Growth Stock Portfolio to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the Reorganization will not be considered a transfer for any of the purposes described above.

48928NY SUPPK 10/31/14

SUBACCOUNTS


                            SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                            ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE      INVESCO V.I. COMSTOCK FUND --     Seeks capital growth and income
FUNDS (INVESCO VARIABLE     CLASS II SHARES                   through investments in equity
INSURANCE FUNDS)                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                            ----------------------------------------------------------------------------
                            INVESCO V.I. CORE EQUITY FUND --  Long-term growth of capital.
                            SERIES I SHARES
                            ----------------------------------------------------------------------------
                            INVESCO V.I. INTERNATIONAL        Long-term growth of capital.
                            GROWTH FUND -- SERIES II SHARES
                            ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.
VARIABLE PRODUCTS SERIES    VALUE PORTFOLIO -- CLASS B
FUND, INC.
                            ----------------------------------------------------------------------------
                            ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.
                            GROWTH PORTFOLIO -- CLASS B
                            ----------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE   VP INFLATION PROTECTION FUND --   The fund pursues long-term total
PORTFOLIOS II, INC.         CLASS II                          return using a strategy that seeks to
                                                              protect against U.S. inflation.
                            ----------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES   BLACKROCK BASIC VALUE V.I.        Seeks capital appreciation and,
FUNDS, INC.                 FUND -- CLASS III SHARES          secondarily, income.

                            ----------------------------------------------------------------------------
                            BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.
                            FUND -- CLASS III SHARES

                            ----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE     COLUMBIA VARIABLE PORTFOLIO --    The fund seeks long-term growth of
INSURANCE TRUST I           MARSICO GROWTH FUND -- CLASS 1    capital.

                            ----------------------------------------------------------------------------
                            COLUMBIA VARIABLE PORTFOLIO --    The fund seeks long-term growth of
                            MARSICO INTERNATIONAL             capital.
                            OPPORTUNITIES FUND -- CLASS 2
                            ----------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST  VT FLOATING-RATE INCOME FUND      To provide a high level of current
                                                              income.
                            ----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES  FEDERATED KAUFMANN FUND II --     Seeks capital appreciation.
                            SERVICE SHARES


                            ----------------------------------------------------------------------------
FIDELITY(R) VARIABLE        VIP CONTRAFUND(R) PORTFOLIO --    Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND     SERVICE CLASS 2










                            ----------------------------------------------------------------------------
                            VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund
                            SERVICE CLASS 2                   will also consider the potential for
                                                              capital appreciation. The fund's goal is
                                                              to achieve a yield which exceeds the
                                                              composite yield on the securities
                                                              comprising the S&P 500(R) Index.
                            ----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks capital growth and income           Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
-----------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.

-----------------------------------------------------------------------------
Long-term growth of capital.              Invesco Advisers, Inc.

-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.


-----------------------------------------------------------------------------
Long-term growth of capital.              AllianceBernstein, L.P.

-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks capital appreciation and,           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                                          Investment Management, LLC)
-----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
         (subadvised by BlackRock
                                          Investment Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
         Marsico Capital Management, LLC)
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
         Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
 Company (FMR) (subadvised by
                                          FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------


                             SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                             ------------------------------------------------------------------------------
                             VIP FUNDSMANAGER(R) 50%            The fund seeks high total return.
                             PORTFOLIO -- SERVICE CLASS 2
                             ------------------------------------------------------------------------------
                             VIP FUNDSMANAGER(R) 60%            The fund seeks high total return.
                             PORTFOLIO -- SERVICE CLASS 2
                             ------------------------------------------------------------------------------
                             VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                             PORTFOLIO -- SERVICE CLASS 2       growth.




                             ------------------------------------------------------------------------------
                             VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                             PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                                capital.

                             ------------------------------------------------------------------------------
                             VIP MID CAP PORTFOLIO -- SERVICE   Seeks long-term growth of capital.
                             CLASS 2

                             ------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  FRANKLIN MUTUAL SHARES VIP         Seeks capital appreciation, with
INSURANCE PRODUCTS TRUST     FUND -- CLASS 2 SHARES             income as a secondary goal. The fund
                                                                normally invests primarily in U.S. and
                                                                foreign equity securities that the
                                                                manager believes are undervalued.
                             ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.   REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                             CLASS 1 SHARES                     current income and capital
                                                                appreciation.
                             ------------------------------------------------------------------------------
                             TOTAL RETURN FUND -- CLASS 3       Seeks the highest total return,
                             SHARES                             composed of current income and
                                                                capital appreciation, as is consistent
                                                                with prudent investment risk.
                             ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE       GOLDMAN SACHS MONEY MARKET         Maximize current income to the extent
INSURANCE TRUST              FUND -- SERVICE SHARES/1/          consistent with the preservation of
                                                                capital and the maintenance of
                                                                liquidity by investing exclusively in
                                                                high quality money market
                                                                instruments.
                             ------------------------------------------------------------------------------
JANUS ASPEN SERIES           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/2/ that seeks long-term growth of capital.
                             ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE         OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
ACCOUNT FUNDS                SERVICE SHARES
                             ------------------------------------------------------------------------------
                             OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                             FUND/VA -- SERVICE SHARES
                             ------------------------------------------------------------------------------
                             OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation.
                             CAP FUND(R)/VA -- SERVICE SHARES
                             ------------------------------------------------------------------------------
PIMCO VARIABLE               HIGH YIELD PORTFOLIO --            Seeks maximum total return,
INSURANCE TRUST              ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                                and prudent investment management.
                             ------------------------------------------------------------------------------
                             LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                             PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                             SHARES                             and prudent investment management.
                             ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

----------------------------------------------------------------------------
The fund seeks high total return.          Strategic Advisers, Inc.

----------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
----------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by Fidelity
as is consistent with the preservation of  Investments Money Management,
capital.                                   Inc. (FIMM), FRAC, FIIA and
                                           FIIA(U.K.)L)
----------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
----------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The Fund seeks capital appreciation.       Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.       Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.       Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
----------------------------------------------------------------------------

                    /1/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --       Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES     consistent with preservation of capital
                                                       and prudent investment management.
                       -------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --       Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES     consistent with preservation of capital
                                                       and prudent investment management.
                       -------------------------------------------------------------------------
THE PRUDENTIAL SERIES  NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of capital.
FUND                   CLASS II SHARES

                       -------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.313.5282

                                or by writing:

                  Genworth Life Insurance Company of New York
                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      4